FINANCIAL RISK MANAGEMENT DISCLOSURES (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts payable and accrued liabilities	$ 1,636,786	$ 1,895,983	$ 2,658,018
0 to 6 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts payable and accrued liabilities	1,636,786	1,895,983	2,658,018
6 to 12 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts payable and accrued liabilities	$ 0	$ 0	$ 0